
[Logo - American Funds/(R)/]              The right choice for the long term/(R)/

EuroPacific
Growth Fund/(R)/

CLASS    TICKER   F-1....  AEGFX    529-C..  CEUCX
A......  AEPGX    F-2....  AEPFX    529-E..  CEUEX
B......  AEGBX    529-A..  CEUAX    529-F-1  CEUFX
C......  AEPCX    529-B..  CEUBX

 SUMMARY
 PROSPECTUS

 June 1, 2009

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
 BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED JUNE 1, 2009, ARE INCORPORATED BY REFERENCE INTO
 THIS SUMMARY PROSPECTUS.

Investment objective

The fund's investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 26 of the fund's prospectus and on page 50 of the fund's statement of additional information.

<SHAREHOLDER FEES
 (paid directly from your investment)

----------------------------------------------------SHARE CLASSES--------------

                                         -----------------------------F-1, F-2-
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1

-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed     5.75%  none   none   none      none
 on purchases (as a percentage of
 offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------

                                     --A-------B-------C------F-1-------F-2----

-------------------------------------------------------------------------------

 Management fees                     0.43%   0.43%   0.43%   0.43%     0.43%
-------------------------------------------------------------------------------
 Distribution and/or service         0.24    1.00    1.00    0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.16    0.14    0.19    0.16      0.20/*/
-------------------------------------------------------------------------------
 Total annual fund operating         0.83    1.57    1.62    0.84      0.63
 expenses

                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.43%   0.43%   0.43%   0.43%     0.43%
-------------------------------------------------------------------------------
 Distribution and/or service         0.19    1.00    1.00    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.25    0.26    0.25    0.24      0.24
-------------------------------------------------------------------------------
 Total annual fund operating         0.87    1.69    1.68    1.17      0.67
 expenses

                                       1

EuroPacific Growth Fund / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $655    $825    $1,009     $1,541
---------------------------------------------------------------------
 B                                 660     896     1,055      1,668
---------------------------------------------------------------------
 C                                 265     511       881      1,922
---------------------------------------------------------------------
 F-1                                86     268       466      1,037
---------------------------------------------------------------------
 F-2                                64     202       351        786
---------------------------------------------------------------------
 529-A                             679     876     1,088      1,690
---------------------------------------------------------------------
 529-B                             692     971     1,175      1,880
---------------------------------------------------------------------
 529-C                             291     568       969      2,086
---------------------------------------------------------------------
 529-E                             139     411       701      1,522
---------------------------------------------------------------------
 529-F-1                            88     254       432        940

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $160    $496     $855      $1,668
---------------------------------------------------------------------
 C                                 165     511      881       1,922
---------------------------------------------------------------------
 529-B                             192     571      975       1,880
---------------------------------------------------------------------
 529-C                             191     568      969       2,086
---------------------------------------------------------------------

* Amount is estimated based on annualized expenses for the eight-month period ended March 31, 2009.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 41%
of the average value of its portfolio.

                                       2

                                   EuroPacific Growth Fund / Summary prospectus

Principal investment strategies

The fund invests primarily in common stocks of issuers in Europe and the Pacific
Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally, the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of
Europe if it is part of the MSCI European indexes and part of the Pacific Basin if any of its borders touches the Pacific Ocean. Securities are assigned to a particular country consistent with the issuer's classification by the MSCI. If an issuer is not classified by the MSCI, the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the issuer's country of domicile and/or the country in which the issuer primarily lists its securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility;

                                       3

EuroPacific Growth Fund / Summary prospectus


differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1999   56.97%
2000  -17.84
2001  -12.18
2002  -13.61
2003   32.91
2004   19.69
2005   21.12
2006   21.87
2007   18.96
2008  -40.53

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                  29.09%  (quarter ended December 31, 1999)
LOWEST                  -19.28%  (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2009, was -7.96%.

                                       4

                                   EuroPacific Growth Fund / Summary prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):

 SHARE CLASS                INCEPTION DATE      1 YEAR   5 YEARS  10 YEARS   LIFETIME
--------------------------------------------------------------------------------------

 A - Before taxes              4/16/84          -43.94%   3.33%    4.36%      11.05%
   - After taxes on                             -44.32    2.58     3.54         N/A
     distributions
   - After taxes on distributions and sale of   -27.54    3.24     3.81         N/A
     fund shares

 SHARE CLASSES (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
----------------------------------------------------------------------------

 B                                 3/15/00      -43.74%   3.47%     -0.39%
----------------------------------------------------------------------------
 C                                 3/15/01      -41.55    3.71       3.17
----------------------------------------------------------------------------
 F-1                               3/15/01      -40.55    4.52       3.99
----------------------------------------------------------------------------
 529-A                             2/15/02      -43.96    3.28       4.93
----------------------------------------------------------------------------
 529-B                             2/19/02      -43.80    3.30       5.22
----------------------------------------------------------------------------
 529-C                             2/15/02      -41.60    3.63       4.93
----------------------------------------------------------------------------
 529-E                             3/7/02       -40.74    4.17       4.74
----------------------------------------------------------------------------
 529-F-1                           9/16/02      -40.44    4.62       8.82
----------------------------------------------------------------------------

 INDEXES/1/ (before taxes)            1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 MSCI All Country World ex USA Index  -45.24%   3.00%    2.27%         N/A
 Lipper International Funds Average   -44.24    1.38     2.15         8.76%
 MSCI EAFE Index                      -43.06    2.10     1.18         8.79

1  The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Investment adviser

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

                                       5

EuroPacific Growth Fund / Summary prospectus


Portfolio counselors

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 MARK E. DENNING              18 years         Senior Vice President -
 President and Trustee                         Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 STEPHEN E. BEPLER            25 years         Senior Vice President -
 Executive Vice                                Capital Research Global
 President                                     Investors
-------------------------------------------------------------------------------
 CARL M. KAWAJA                8 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 ROBERT W. LOVELACE           15 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 NICHOLAS J. GRACE             7 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 SUNG LEE                      7 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JONATHAN KNOWLES              3 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JESPER LYCKEUS                5 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------

 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company at P.O. Box 6007 Indianapolis, Indiana
46206-6007, telephoning (800/421-0180) or faxing (317/735-6636) American Funds
Service Company, or accessing our website (americanfunds.com).

                                       6

                                   EuroPacific Growth Fund / Summary prospectus

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                                  Investment Company File No. 811-03734
                                                                                             MFGEIP-916-0609P Litho in USA CGD/RRD/8007
---------------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International        Capital Guardian        Capital Bank and Trust

                                       7

EuroPacific Growth Fund / Summary prospectus


[Logo - American Funds/(R)/]             The right choice for the long term/(R)/

EuroPacific
Growth Fund/(R)/

CLASS         TICKER        R-3.........  RERCX
A...........  AEPGX         R-4.........  REREX
R-1.........  RERAX         R-5.........  RERFX
R-2.........  RERBX         R-6.........  RERGX

 SUMMARY
 RETIREMENT PLAN
 PROSPECTUS

 June 1, 2009

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
 INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
 PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
 ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/RETIREMENTPROSPECTUS. YOU CAN
 ALSO GET THIS INFORMATION AT NO COST BY CALLING 800/421-0180 OR BY SENDING AN
 E-MAIL REQUEST TO RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT
 RETIREMENT PLAN PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, DATED JUNE
 1, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN
 PROSPECTUS.

Investment objective

The fund's investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 20 of the fund's prospectus and on page 50 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (paid directly from your investment)
-------------------------------------------------------------------------------
                                                 CLASS A   ALL R SHARE CLASSES
                                                 ------------------------------

 Maximum sales charge (load) imposed on           5.75%           none
 purchases
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)              none           none
 (as a percentage of the amount redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed               none           none
 on reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                       none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.43%  0.43%  0.43%  0.43%  0.43%  0.43%    0.43%
-------------------------------------------------------------------------------
 Distribution and/or        0.24   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.16   0.18   0.50   0.18   0.17   0.11     0.08/*/
-------------------------------------------------------------------------------
 Total annual fund          0.83   1.61   1.68   1.11   0.85   0.54     0.51
 operating expenses
-------------------------------------------------------------------------------

                                       1

EuroPacific Growth Fund / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------

 A                              $655    $825    $1,009     $1,541
-------------------------------------------------------------------
 R-1                             164     508       876      1,911
-------------------------------------------------------------------
 R-2                             171     530       913      1,987
-------------------------------------------------------------------
 R-3                             113     353       612      1,352
-------------------------------------------------------------------
 R-4                              87     271       471      1,049
-------------------------------------------------------------------
 R-5                              55     173       302        677
-------------------------------------------------------------------
 R-6                              52     164       285        640
-------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 41%
of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of issuers in Europe and the Pacific
Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally, the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of
Europe if it is part of the MSCI European indexes and part of the Pacific Basin if any of its borders touches the Pacific Ocean. Securities are assigned to a particular country consistent with the issuer's classification by the MSCI. If an issuer is not classified by the MSCI, the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the

                                       2

                                   EuroPacific Growth Fund / Summary prospectus

issuer's country of domicile and/or the country in which the issuer primarily lists its securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                       3

EuroPacific Growth Fund / Summary prospectus


Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1999   56.97%
2000  -17.84
2001  -12.18
2002  -13.61
2003   32.91
2004   19.69
2005   21.12
2006   21.87
2007   18.96
2008  -40.53

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                 29.09%  (quarter ended December 31, 1999)
LOWEST                 -19.28%  (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2009, was -7.96%.

                                       4

                                   EuroPacific Growth Fund / Summary prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
-----------------------------------------------------------------------------

 A                        4/16/84      -43.94%   3.33%    4.36%      11.05%

 SHARE CLASSES        INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------

 R-1                     6/17/02      -41.01%   3.69%     5.19%
------------------------------------------------------------------
 R-2                     5/31/02      -41.04    3.69      4.49
------------------------------------------------------------------
 R-3                     5/21/02      -40.71    4.21      4.79
------------------------------------------------------------------
 R-4                      6/7/02      -40.56    4.51      5.63
------------------------------------------------------------------
 R-5                     5/15/02      -40.38    4.81      5.46
------------------------------------------------------------------

 INDEXES/1/                           1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 MSCI/(R)/ All Country World ex USA   -45.24%   3.00%    2.27%         N/A
 Index
 Lipper International Funds Average   -44.24    1.38     2.15         8.76%
 MSCI EAFE Index                      -43.06    2.10     1.18         8.79

1  The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

Investment adviser

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

                                       5

EuroPacific Growth Fund / Summary prospectus


Portfolio counselors

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 MARK E. DENNING              18 years         Senior Vice President -
 President and Trustee                         Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 STEPHEN E. BEPLER            25 years         Senior Vice President -
 Executive Vice                                Capital Research Global
 President                                     Investors
-------------------------------------------------------------------------------
 CARL M. KAWAJA                8 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 ROBERT W. LOVELACE           15 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 NICHOLAS J. GRACE             7 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 SUNG LEE                      7 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JONATHAN KNOWLES              3 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JESPER LYCKEUS                5 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

                                       6

                                   EuroPacific Growth Fund / Summary prospectus

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                                  Investment Company File No. 811-03734
                                                                                             RPGEIP-916-0609P Litho in USA CGD/RRD/8031
---------------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International        Capital Guardian        Capital Bank and Trust

                                       7

EuroPacific Growth Fund / Summary prospectus

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY


[Logo - American Funds/(R)/]             The right choice for the long term/(R)/

EuroPacific
Growth Fund/(R)/

CLASS         TICKER        R-3.........  RERCX
A...........  AEPGX         R-4.........  REREX
R-1.........  RERAX         R-5.........  RERFX
R-2.........  RERBX         R-6.........  RERGX

 SUMMARY
 RETIREMENT PLAN
 PROSPECTUS

 June 1, 2009

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
 INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
 PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
 ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/RETIREMENTPROSPECTUS. YOU CAN
 ALSO GET THIS INFORMATION AT NO COST BY CALLING 800/421-0180 OR BY SENDING AN
 E-MAIL REQUEST TO RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT
 RETIREMENT PLAN PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, DATED JUNE
 1, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN
 PROSPECTUS.

Investment objective

The fund's investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 20 of the fund's prospectus and on page 50 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (paid directly from your investment)
-------------------------------------------------------------------------------
                                                 CLASS A   ALL R SHARE CLASSES
                                                 ------------------------------

 Maximum sales charge (load) imposed on           5.75%           none
 purchases
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)              none           none
 (as a percentage of the amount redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed               none           none
 on reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                       none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.43%  0.43%  0.43%  0.43%  0.43%  0.43%    0.43%
-------------------------------------------------------------------------------
 Distribution and/or        0.24   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.16   0.18   0.50   0.18   0.17   0.11     0.08/*/
-------------------------------------------------------------------------------
 Total annual fund          0.83   1.61   1.68   1.11   0.85   0.54     0.51
 operating expenses
-------------------------------------------------------------------------------

                                       1

EuroPacific Growth Fund / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------

 A                              $655    $825    $1,009     $1,541
-------------------------------------------------------------------
 R-1                             164     508       876      1,911
-------------------------------------------------------------------
 R-2                             171     530       913      1,987
-------------------------------------------------------------------
 R-3                             113     353       612      1,352
-------------------------------------------------------------------
 R-4                              87     271       471      1,049
-------------------------------------------------------------------
 R-5                              55     173       302        677
-------------------------------------------------------------------
 R-6                              52     164       285        640
-------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 41%
of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of issuers in Europe and the Pacific
Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally, the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of
Europe if it is part of the MSCI European indexes and part of the Pacific Basin if any of its borders touches the Pacific Ocean. Securities are assigned to a particular country consistent with the issuer's classification by the MSCI. If an issuer is not classified by the MSCI, the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the

                                       2

                                   EuroPacific Growth Fund / Summary prospectus

issuer's country of domicile and/or the country in which the issuer primarily lists its securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                       3

EuroPacific Growth Fund / Summary prospectus


Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1999   56.97%
2000  -17.84
2001  -12.18
2002  -13.61
2003   32.91
2004   19.69
2005   21.12
2006   21.87
2007   18.96
2008  -40.53

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                 29.09%  (quarter ended December 31, 1999)
LOWEST                 -19.28%  (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2009, was -7.96%.

                                       4

                                   EuroPacific Growth Fund / Summary prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
-----------------------------------------------------------------------------

 A                        4/16/84      -43.94%   3.33%    4.36%      11.05%

 SHARE CLASSES        INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------

 R-1                     6/17/02      -41.01%   3.69%     5.19%
------------------------------------------------------------------
 R-2                     5/31/02      -41.04    3.69      4.49
------------------------------------------------------------------
 R-3                     5/21/02      -40.71    4.21      4.79
------------------------------------------------------------------
 R-4                      6/7/02      -40.56    4.51      5.63
------------------------------------------------------------------
 R-5                     5/15/02      -40.38    4.81      5.46
------------------------------------------------------------------

 INDEXES/1/                           1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 MSCI/(R)/ All Country World ex USA   -45.24%   3.00%    2.27%         N/A
 Index
 Lipper International Funds Average   -44.24    1.38     2.15         8.76%
 MSCI EAFE Index                      -43.06    2.10     1.18         8.79

1  The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

Investment adviser

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

                                       5

EuroPacific Growth Fund / Summary prospectus


Portfolio counselors

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 MARK E. DENNING              18 years         Senior Vice President -
 President and Trustee                         Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 STEPHEN E. BEPLER            25 years         Senior Vice President -
 Executive Vice                                Capital Research Global
 President                                     Investors
-------------------------------------------------------------------------------
 CARL M. KAWAJA                8 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 ROBERT W. LOVELACE           15 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 NICHOLAS J. GRACE             7 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 SUNG LEE                      7 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JONATHAN KNOWLES              3 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JESPER LYCKEUS                5 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

                                       6

                                   EuroPacific Growth Fund / Summary prospectus

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                                  Investment Company File No. 811-03734
                                                                                             RPGEIP-916-0609P Litho in USA CGD/RRD/8031
---------------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International        Capital Guardian        Capital Bank and Trust

                                       7

EuroPacific Growth Fund / Summary prospectus